Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Investment Grade Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Fidelity Investment Grade Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Investment Grade Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Investment Grade Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investment Grade Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Investment Grade Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investment Grade Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Fidelity Investment Grade Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Investment Grade Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Investment Grade Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Investment Grade Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Investment Grade Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investment Grade Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Investment Grade Bond ETF | GrandCaymanUkOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investment Grade Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Investment Grade Bond ETF | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Fidelity Investment Grade Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Investment Grade Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Investment Grade Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Investment Grade Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Investment Grade Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low Duration Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Low Duration Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Low Duration Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Duration Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low Duration Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low Duration Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low Duration Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Low Duration Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Low Duration Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Low Duration Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Low Duration Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Low Duration Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low Duration Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Fidelity Low Duration Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Low Duration Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low Duration Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Low Duration Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Low Duration Bond ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Duration Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low Duration Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low Duration Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Low Duration Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Low Duration Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Low Duration Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Low Duration Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Low Duration Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low Duration Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Low Duration Bond Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Low Duration Bond Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Low Duration Bond Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Low Duration Bond Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Low Duration Bond Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low Duration Bond Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Low Duration Bond Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Low Duration Bond Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Low Duration Bond Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Low Duration Bond Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low Duration Bond Factor ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Low Duration Bond Factor ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low Duration Bond Factor ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Low Duration Bond Factor ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Fidelity Low Duration Bond Factor ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Low Duration Bond Factor ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	58.70%
Fidelity Low Duration Bond Factor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Low Duration Bond Factor ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low Duration Bond Factor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Low Duration Bond Factor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Low Duration Bond Factor ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Low Duration Bond Factor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Low Duration Bond Factor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Low Duration Bond Factor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low Duration Bond Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Low Duration Bond Factor ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Low Duration Bond Factor ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Fidelity Low Duration Bond Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.90%
Fidelity Tactical Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Tactical Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Tactical Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Tactical Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Fidelity Tactical Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Tactical Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Tactical Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Tactical Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Tactical Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Tactical Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Tactical Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tactical Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Tactical Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Tactical Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Tactical Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Fidelity Tactical Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tactical Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Tactical Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Tactical Bond ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Tactical Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond ETF | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.30%
Fidelity Tactical Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Tactical Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tactical Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Tactical Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Tactical Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Tactical Bond ETF | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Tactical Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Tactical Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Limited Term Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Limited Term Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Limited Term Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Limited Term Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Limited Term Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Limited Term Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Limited Term Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Limited Term Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Fidelity Limited Term Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Limited Term Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Limited Term Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Limited Term Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	75.30%
Fidelity Limited Term Bond ETF | GrandCaymanUkOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Limited Term Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Limited Term Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Limited Term Bond ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Limited Term Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Limited Term Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	72.20%
Fidelity Limited Term Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Limited Term Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Limited Term Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Total Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Total Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Total Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Total Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Total Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Total Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Total Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Total Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Total Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Total Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Total Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Total Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Total Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Total Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Total Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Total Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Fidelity Total Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total Bond ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Total Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Total Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Fidelity Total Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Fidelity Total Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Total Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Total Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Total Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Total Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Total Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Low Duration Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Sustainable Low Duration Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Low Duration Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Low Duration Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable Low Duration Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable Low Duration Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable Low Duration Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Sustainable Low Duration Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Low Duration Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Sustainable Low Duration Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Sustainable Low Duration Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Sustainable Low Duration Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Fidelity Sustainable Low Duration Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Low Duration Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Fidelity Sustainable Low Duration Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable Low Duration Bond ETF | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable Low Duration Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Sustainable Low Duration Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	61.40%
Fidelity Sustainable Low Duration Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Sustainable Low Duration Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Low Duration Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable Core Plus Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Sustainable Core Plus Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Sustainable Core Plus Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Sustainable Core Plus Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Core Plus Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Core Plus Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Sustainable Core Plus Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable Core Plus Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable Core Plus Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Core Plus Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Core Plus Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Sustainable Core Plus Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Sustainable Core Plus Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Core Plus Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Sustainable Core Plus Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Sustainable Core Plus Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Sustainable Core Plus Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Sustainable Core Plus Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable Core Plus Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable Core Plus Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Fidelity Sustainable Core Plus Bond ETF | GrandCaymanUkOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Core Plus Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Sustainable Core Plus Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Core Plus Bond ETF | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainable Core Plus Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Core Plus Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Core Plus Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Core Plus Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Core Plus Bond ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Sustainable Core Plus Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Fidelity Sustainable Core Plus Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Sustainable Core Plus Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Sustainable Core Plus Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Core Plus Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Core Plus Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Core Plus Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable Core Plus Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Corporate Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Corporate Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Corporate Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Corporate Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Corporate Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Corporate Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Corporate Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Corporate Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Corporate Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Corporate Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Corporate Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	65.50%
Fidelity Corporate Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Corporate Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Corporate Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Corporate Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	80.80%
Fidelity Corporate Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Corporate Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Corporate Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Corporate Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Corporate Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Corporate Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Corporate Bond ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Corporate Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Corporate Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Corporate Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Corporate Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Securitized ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Fidelity Investment Grade Securitized ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Investment Grade Securitized ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Investment Grade Securitized ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Investment Grade Securitized ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Investment Grade Securitized ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Investment Grade Securitized ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Investment Grade Securitized ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Investment Grade Securitized ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Securitized ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Securitized ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Investment Grade Securitized ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Investment Grade Securitized ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investment Grade Securitized ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Investment Grade Securitized ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Investment Grade Securitized ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Investment Grade Securitized ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Investment Grade Securitized ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Investment Grade Securitized ETF | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%